Interest income	12 Months Ended
Dec. 31, 2018
Interest income.
Interest income

38.   Interest income

Interest and similar income in the consolidated income statement comprises the interest accruing in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, irrespective of measurement at fair value; and the rectifications of income as a result of hedge accounting. Interest is recognised gross, without deducting any tax withheld at source.

The detail of the main interest and similar income items earned in 2018, 2017 and 2016 is as follows:

	Million of euros
	2018	2017	2016
Loans and advances, central banks	1,320	1,881	2,090
Loans and advances, credit institutions	1,555	1,840	2,388
Debt instruments	6,429	7,141	6,927
Loans and advances, customers	43,489	43,640	42,578
Other interest	1,532	1,539	1,173
	54,325	56,041	55,156

Most of the interest and similar income was generated by the Group’s financial assets that are measured either at amortised cost or at fair value through Other comprehensive income.